Financial Expenses (Income), Net (Details) - Schedule of Financial Expenses (Income), Net - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Expenses (Income), Net [Abstract]
Interest on bank deposits	$ (251,724)	$ 92,768
Bank charges	12,254	23,156	80,686
Warrants remeasurement		60,454	77,551
Remeasurement of the Investment	91,305
Foreign currency differences, net	(71,841)	13,653	93,086
Total of financial expenses (Income), net	$ (220,006)	$ 4,495	$ 251,323